STOCK OPTIONS (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
February 17, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	5 years
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value fair value	$ 136,613
July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 4 months 6 days
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value fair value	$ 1,259,487
June 20, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 3 months 25 days
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value fair value	$ 118,957
April 11, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 1 month 20 days
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value fair value	$ 230,930
November 24 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	7 years
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value fair value	$ 694,384
December 14, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	7 years
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
Grant date fair value fair value	$ 1,260,437